Borrowing and Credit Agreements - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 1,916
2018	3,521
2019	872
2020	2,774
2021	2,326
Thereafter	16,317
Total debt	$ 27,726	$ 27,694